Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019
Disclosure Of Other Assets [Abstract]
Restricted cash			$ 3,309		$ 3,128
Security deposits		$ 3,143	3,164		2,525
Investments in equity securities		9,727	1,071		1,098
Indemnification asset		4,736
Other		6,293	1,111		1,304
Promissory note			19,105		16,630
Total other assets		23,899	27,760		24,685
Current other assets	[1]		19,105
Non-current other assets		$ 23,899	$ 8,655	[1]	$ 24,685

[1]	Recasted for change in presentation currency (see note 2c))